Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	QUANTUM BIOPHARMA LTD.
Entity Central Index Key	0001771885
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Entity Ex Transition Period	false
Entity File Number	001-39152
Entity Address Address Line 1	55 University Ave.
Entity Address Address Line 2	Suite 1003
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5J2H7